Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	¥ 1,348,391	¥ 809,540
Charge-offs	132,040	135,190
Recoveries collected	27,730	19,537
Net charge-offs	104,310	115,653
Other	10,313	(18,862)
Balance at end of period	1,171,458	1,208,535
Provision for Other Credit Losses	(10,838)	209,806
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	(72,098)
Effect of adopting new guidance on measurement of credit losses on financial instruments | Measurement of Credit Losses on Financial Instruments
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		323,704
Commercial
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	734,577	482,275
Charge-offs	36,033	34,833
Recoveries collected	6,360	3,362
Net charge-offs	29,673	31,471
Other	(17)	(3,968)
Balance at end of period	668,472	567,818
Provision for Other Credit Losses	(36,415)	37,154
Commercial | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	0
Commercial | Effect of adopting new guidance on measurement of credit losses on financial instruments | Measurement of Credit Losses on Financial Instruments
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		83,828
Residential
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	82,893	34,746
Charge-offs	1,399	997
Recoveries collected	10	7
Net charge-offs	1,389	990
Other	0	0
Balance at end of period	74,561	82,303
Provision for Other Credit Losses	(6,943)	(947)
Residential | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	0
Residential | Effect of adopting new guidance on measurement of credit losses on financial instruments | Measurement of Credit Losses on Financial Instruments
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		49,494
Card
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	44,217	35,180
Charge-offs	8,704	11,230
Recoveries collected	691	486
Net charge-offs	8,013	10,744
Other	0	0
Balance at end of period	43,799	47,520
Provision for Other Credit Losses	7,595	8,822
Card | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	0
Card | Effect of adopting new guidance on measurement of credit losses on financial instruments | Measurement of Credit Losses on Financial Instruments
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		14,262
MUAH
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	131,755	58,995
Charge-offs	9,459	17,453
Recoveries collected	3,335	1,749
Net charge-offs	6,124	15,704
Other	7,815	(1,757)
Balance at end of period	22,780	156,383
Provision for Other Credit Losses	(38,568)	89,812
MUAH | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	(72,098)
MUAH | Effect of adopting new guidance on measurement of credit losses on financial instruments | Measurement of Credit Losses on Financial Instruments
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		25,037
Krungsri
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	293,396	169,626
Charge-offs	46,405	44,882
Recoveries collected	11,741	11,405
Net charge-offs	34,664	33,477
Other	(141)	(10,860)
Balance at end of period	301,427	291,151
Provision for Other Credit Losses	42,836	47,529
Krungsri | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	0
Krungsri | Effect of adopting new guidance on measurement of credit losses on financial instruments | Measurement of Credit Losses on Financial Instruments
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		118,333
Other
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period	61,553	28,718
Charge-offs	30,040	25,795
Recoveries collected	5,593	2,528
Net charge-offs	24,447	23,267
Other	2,656	(2,277)
Balance at end of period	60,419	63,360
Provision for Other Credit Losses	20,657	27,436
Other | Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for Loan and Lease Losses, Period Increase (Decrease)	¥ 0
Other | Effect of adopting new guidance on measurement of credit losses on financial instruments | Measurement of Credit Losses on Financial Instruments
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of period		¥ 32,750